UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22225

                     ROBECO-SAGE TRITON MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS


ROBECO-SAGE TRITON MASTER FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2009

                     ROBECO-SAGE TRITON MASTER FUND, L.L.C.
                                TABLE OF CONTENTS

Financial Statements (unaudited):
Schedule of Investments ....................................................   1
Statement of Assets and Liabilities ........................................   4
Statement of Operations ....................................................   5
Statement of Changes in Members' Capital ...................................   6
Statement of Cash Flows ....................................................   7
Financial Highlights .......................................................   8
Notes to Financial Statements ..............................................   9

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

                     Robeco-Sage Triton Master Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2009

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

Long/Short Equity             - 33.1%
Event-Driven                  - 25.4%
Macro                         - 13.9%
Distressed                    - 10.0%
Fundamental Market Neutral    -  8.3%
Multi-Strategy Relative Value -  4.9%
Structured Credit             -  4.1%
Fixed Income Relative Value   -  0.2%
Credit                        -  0.1%

                                                                                                 %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                        COST          VALUE       CAPITAL     LIQUIDITY**
--------------                                                    -----------   ------------   --------   --------------
LONG/SHORT EQUITY:
Avesta Fund, Ltd.                                                 $ 3,300,000   $  3,545,868      3.37%       Monthly
Cobalt Offshore Fund                                                4,000,000      4,357,003      4.13%      Quarterly
Criterion Capital Partners, Ltd.                                    2,303,714      2,834,149      2.69%       Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.                   1,900,000      1,947,208      1.85%       Monthly
Highline Capital International, Ltd.                                3,700,969      4,063,914      3.85%      Quarterly
Ivory Offshore Flagship Fund, Ltd.                                  3,069,988      3,775,614      3.58%      Quarterly
North Run Offshore Partners, Ltd.                                   1,566,732      1,749,261      1.66%      Quarterly
Pennant Windward Offshore Fund                                      4,250,000      4,614,177      4.38%      Quarterly
PFM Diversified Offshore Fund, Ltd.                                 4,400,000      4,826,021      4.58%      Quarterly
Tiedemann Falconer Partners, Ltd.                                   2,000,000      1,908,411      1.81%      Quarterly
                                                                  -----------   ------------     -----
   TOTAL LONG/SHORT EQUITY                                         30,491,403     33,621,626     31.90%
                                                                  -----------   ------------     -----

                     Robeco-Sage Triton Master Fund, L.L.C.
                 Schedule of Investments (unaudited)(continued)
                               September 30, 2009

                                                                                                 %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                        COST          VALUE       CAPITAL     LIQUIDITY**
--------------                                                    -----------   ------------   --------   --------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                       $ 1,870,826   $  2,121,667      2.01%     Quarterly
Elliott International, Ltd.                                         3,500,000      5,282,862      5.01%     Quarterly
Eton Park Overseas Fund, Ltd.                                       3,456,096      4,356,848      4.12%      Annually
Fir Tree International Value Fund II, Ltd.                          2,242,835      2,527,827      2.40%     Quarterly
Magnetar Capital Fund, Ltd.                                         1,765,925      1,512,677      1.44%    Quarterly***
Montrica Global Opportunities Fund                                  1,879,465      1,617,331      1.53%      Annually
Octavian Global Fund, Ltd.                                            834,467        516,738      0.49%         ++
Owl Creek Overseas Fund, Ltd.                                       2,100,000      2,256,238      2.14%     Quarterly
Perry Partners International, Inc.                                  2,412,115      2,453,392      2.33%      Annually
Taconic Opportunity Offshore Fund, Ltd.                             3,169,833      3,179,792      3.02%     Quarterly
                                                                  -----------   ------------    ------
   TOTAL EVENT DRIVEN                                              23,231,562     25,825,372     24.49%
                                                                  -----------   ------------    ------
MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited              1,827,961      2,108,568      2.00%      Monthly
Brevan Howard Fund Limited                                          2,000,000      2,564,647      2.43%      Monthly
Moore Global Investments Fund, Ltd.                                 2,000,000      2,346,274      2.23%      Annually
QFS Global Macro Hedge Fund, Ltd.                                   1,637,772      1,859,018      1.76%      Monthly
WCG Offshore Fund, Ltd.                                             2,500,000      2,578,033      2.44%     Quarterly
Wexford Offshore Spectrum Fund                                         88,996         92,859      0.09%         ++
Woodbine Capital Fund, Ltd.                                         2,250,000      2,546,770      2.42%     Quarterly
                                                                  -----------   ------------    ------
   TOTAL MACRO                                                     12,304,729     14,096,169     13.37%
                                                                  -----------   ------------    ------
DISTRESSED:
Anchorage Capital Partners Offshore, Ltd.                           3,000,000      3,721,426      3.53%      Annually
Greywolf Capital Overseas Fund                                         66,602         68,728      0.07%         ++
Matlin Patterson Distressed Opportunities Fund, Ltd.                1,079,323      1,326,530      1.26%   Semi-Annually
Redwood Offshore Fund, Ltd.                                         2,660,000      3,490,393      3.31%    Bi-Annually
York Credit Opportunities Unit Trust                                1,500,000      1,549,748      1.47%      Annually
                                                                  -----------   ------------    ------
   TOTAL DISTRESSED                                                 8,305,925     10,156,825      9.64%
                                                                  -----------   ------------    ------
FUNDAMENTAL MARKET NEUTRAL:
Level Global, Ltd.                                                  3,550,000      3,527,126      3.35%     Quarterly
O'Connor Global Fundamental Market Neutral Long/Short Limited       3,571,711      4,878,322      4.63%      Monthly
                                                                  -----------   ------------    ------
   TOTAL FUNDAMENTAL MARKET NEUTRAL                                 7,121,711      8,405,448      7.98%
                                                                  -----------   ------------    ------
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund                   2,600,000      2,129,392      2.02%      Monthly
Citadel Kensington Global Strategies Fund, Ltd.                     2,529,864      2,579,744      2.45%   Bi-Annually***
Sandleman Partners Multi-Strategy Fund, Ltd.                          588,285        291,102      0.27%         +
                                                                  -----------   ------------    ------
   TOTAL MULTI-STRATEGY RELATIVE VALUE                              5,718,149      5,000,238      4.74%
                                                                  -----------   ------------    ------

                     Robeco-Sage Triton Master Fund, L.L.C.
                 Schedule of Investments (unaudited)(concluded)
                               September 30, 2009

                                                                                               MEMBERS'
PORTFOLIO FUND                                                       COST           VALUE       CAPITAL     LIQUIDITY**
--------------                                                   ------------   ------------   --------   --------------
STRUCTURED CREDIT:
Cerberus International, Ltd.                                     $  3,831,499   $  3,045,446      2.89%    Quarterly***
D.B. Zwirn Special Opportunities Fund, Ltd.                           215,112         84,201      0.08%          ++
Dune Capital International, Ltd.                                      293,085        190,983      0.18%          +
Petra Offshore Fund L.P.(1)                                         1,950,000             --      0.00%    Quarterly***
Sorin Offshore Fund, Ltd.                                           1,234,661        790,603      0.75%          +
                                                                 ------------   ------------    ------
   TOTAL STRUCTURED CREDIT                                          7,524,357      4,111,233      3.90%
                                                                 ------------   ------------    ------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, Ltd.                                  314,044        197,897      0.19%          +
                                                                 ------------   ------------    ------
CREDIT:
Latigo Offshore Ltd.                                                  121,152        117,083      0.11%          +
                                                                 ------------   ------------    ------
   TOTAL PORTFOLIO FUNDS                                           95,133,032    101,531,891     96.32%
                                                                 ------------   ------------    ------
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Class A, 0.04%(2)             4,584,684      4,584,684      4.35%        Daily
Western Asset/Citi Institutional U.S. Treasury Reserves,
   Cl A, 0.00%(2)                                                   2,905,458      2,905,458      2.75%        Daily
                                                                 ------------   ------------    ------
   TOTAL CASH & CASH EQUIVALENTS                                    7,490,142      7,490,142      7.10%
                                                                 ------------   ------------    ------
   TOTAL INVESTMENTS                                             $102,623,174   $109,022,033    103.42%
                                                                 ============   ============    ======

*    Percentages are based on Members' Capital at end of period of $105,414,919.

** Liquidity terms shown apply after lock-up provisions. See Note 11.L for a description of lock-up provisions.

***  Portfolio Fund restricted redemptions on September 30, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. See Note 11.O for additional information on side pockets.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)  The rate shown is the 7-day effective yield as of September 30, 2009.

At September 30, 2009, the aggregate cost of investments for tax purposes was $102,623,174. Net unrealized appreciation on investments for tax purposes was $6,398,859 consisting of $11,647,564 of gross unrealized appreciation and ($5,248,705) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.32% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)
                               September 30, 2009

ASSETS
Investments in Portfolio Funds, at fair value (cost $95,133,032)               $101,531,891
Cash and cash equivalents                                                         7,490,142
Receivable from Portfolio Funds                                                   2,788,824
Fund investments made in advance                                                  1,250,000
                                                                               ------------
   Total assets                                                                 113,060,857
                                                                               ------------
LIABILITIES
Redemptions payable                                                               7,200,000
Management fee payable                                                              197,257
Administration fee payable                                                          115,481
Professional fees payable                                                            64,214
Line of Credit fee payable                                                           56,797
Board of Managers' fees payable                                                       1,500
Other accrued expenses                                                               10,689
                                                                               ------------
   Total liabilities                                                              7,645,938
                                                                               ------------
   NET ASSETS                                                                  $105,414,919
                                                                               ============
MEMBERS' CAPITAL
Net capital                                                                    $106,250,339
Accumulated net investment loss                                                  (1,544,053)
Accumulated net realized loss on Portfolio Funds                                 (4,724,585)
Net unrealized appreciation/(depreciation) on investments in Portfolio Funds      5,433,218
                                                                               ------------
   Members' Capital                                                            $105,414,919
                                                                               ============
   NET ASSET VALUE PER UNIT (BASED ON 106,062 UNITS OUTSTANDING)               $     993.90
                                                                               ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2009

INVESTMENT INCOME
   Interest                                                              $    8,010
                                                                         ----------
      Total investment income                                                 8,010
                                                                         ----------
EXPENSES
   Management fee                                                           397,098
   Professional fees                                                        198,988
   Administration fee                                                        58,778
   Line of Credit fee                                                        56,797
   Redemption fees                                                           17,189
   Offering costs                                                            14,399
   Custody fee                                                                5,295
   Board of Managers' fees                                                    3,000
   Other expenses                                                            26,107
                                                                         ----------
      Total expenses                                                        777,651
                                                                         ----------
Net Investment Loss                                                        (769,641)
                                                                         ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS IN PORTFOLIO FUNDS
   Net Realized Loss on Investments in Portfolio Funds                      (31,125)
   Net Change in Unrealized Appreciation/(Depreciation) on
      Investments in Portfolio Funds                                      9,876,387
                                                                         ----------
   Net Realized and Unrealized Gains                                      9,845,262
                                                                         ----------
   Net Increase in Members' Capital derived from Investment Activities   $9,075,621
                                                                         ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                    Statement of Changes in Members' Capital

                                                                                  For the period
                                                           For the six-month     October 1, 2008
                                                             period ended        (commencement of
                                                          September 30, 2009   operations) through
                                                              (unaudited)         March 31, 2009
                                                          ------------------   -------------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                      $   (769,641)        $   (774,412)
                                                             ------------         ------------
   Net realized gain/(loss) on investments
      in Portfolio Funds                                          (31,125)          (4,693,460)
   Net change in unrealized appreciation/(depreciation)
      on investments in Portfolio Funds                         9,876,387           (4,443,169)
                                                             ------------         ------------
   Net realized and unrealized gains/(losses)                   9,845,262           (9,136,629)
                                                             ------------         ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities                     9,075,621           (9,911,041)
                                                             ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Transfer from Robeco-Sage Triton Fund, L.L.C.                       --          103,198,454
   Sales of Units                                              13,282,770           17,769,115
   Redemptions of Units                                       (16,300,000)         (11,700,000)
                                                             ------------         ------------
                                                               (3,017,230)         109,267,569
                                                             ------------         ------------
Net Increase in Members' Capital                                6,058,391           99,356,528
Members' Capital at Beginning of Period                        99,356,528                   --
                                                             ------------         ------------
Members' Capital at End of Period                            $105,414,919         $ 99,356,528
                                                             ============         ============
Accumulated Net Investment Loss                              $ (1,544,053)        $   (774,412)
                                                             ============         ============

*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities       $  9,075,621
Adjustments to reconcile net increase in Members' Capital derived from investment activities to cash provided by operating activities:
   Purchases of Portfolio Funds                                            (20,638,996)
   Sales of Portfolio Funds                                                 14,928,688
   Net change in unrealized appreciation/(depreciation) on
      investments in Portfolio Funds                                        (9,876,387)
   Net realized loss on investments in Portfolio Funds                          31,125
   Decrease in receivable from Portfolio Funds                               8,843,453
   Decrease in fund investments made in advance                              2,500,000
   Decrease in receivable from Robeco-Sage Triton Fund, L.L.C                  122,817
   Decrease in other assets                                                     14,399
   Increase in administration fee payable                                       58,777
   Increase in line of credit fee payable                                       56,797
   Decrease in management fee payable                                           (9,492)
   Increase in professional fees payable                                         3,985
   Decrease in other accrued expenses                                           (8,646)
                                                                          ------------
Net cash provided by operating activities                                    5,102,141
                                                                          ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                                13,082,770
Redemptions of Units                                                       (20,800,000)
                                                                          ------------
Net cash used in financing activities                                       (7,717,230)
                                                                          ------------
Net decrease in cash and cash equivalents                                   (2,615,089)
Cash and cash equivalents, beginning of period                              10,105,231
                                                                          ------------
Cash and cash equivalents, end of period                                  $  7,490,142
                                                                          ============
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Redemptions of Units                                                      $ (7,200,000)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                              Financial Highlights

                                                                       For the period
                                                For the six-month     October 1, 2008
                                                  period ended        (commencement of
                                               September 30, 2009   operations) through
                                                   (unaudited)         March 31, 2009
                                               ------------------   -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                         $ 912.59            $1,000.00
                                                  --------            ---------
Income/(loss) from operations*:
   Net investment loss                               (6.89)               (6.58)
   Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds            88.20               (80.83)
                                                  --------            ---------
Net change in net assets
   resulting from operations                         81.31               (87.41)
                                                  --------            ---------
Ending net asset value                            $ 993.90            $  912.59
                                                  ========            =========
Total Return                                          8.91%(1)            (8.74)%(1)
Net assets, end of period (000's)                 $105,415            $  99,357
RATIOS TO AVERAGE NET ASSETS
Expenses(2)                                           1.44%(3)             1.46%(3)
Net investment loss                                  (1.43)%(3)           (1.44)%(3)
Portfolio turnover rate                              15.48%(4)            20.35%(4)

*    Per share calculations were performed using average shares for the period.

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

     Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Triton Master Fund, L.L.C.
                   Notes to Financial Statements (unaudited)
                               September 30, 2009

1. ORGANIZATION

Robeco-Sage Triton Master Fund, L.L.C. (the "Master Fund") is a recently formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Robeco-Sage Triton Fund, L.L.C. and Robeco-Sage Triton Institutional Fund, L.L.C. (the "Feeder Funds" or "Members") invests substantially all of their assets. On October 1, 2008, Robeco-Sage Triton Fund, L.L.C. transferred to the Master Fund $103,198,454 in investments in Portfolio Funds and $10,268,186 of cash.

The Master Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2009, Robeco-Sage Triton Fund, L.L.C. and Robeco-Sage Triton Institutional Fund, L.L.C hold 81.25% and 18.75% ownership interests, respectively, in the Master Fund.

Investors who purchase Units and who are admitted to the Master Fund by its Board of Managers ("the Board") will become members of the Master Fund.

For accounting purposes, the Master Fund's fiscal year is the 12-month period ending on March 31. The 12-month period ending December 31 of each year is the taxable year of the Master Fund. The first tax year commenced on the initial closing date.

The Master Fund received its initial investment and commenced operations on October 1, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION - The FASB has issued FASB ASC 105 (formerly Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Master Fund has implemented the Codification as of September 30, 2009.

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Master Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Although

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (continued)

redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

With respect to a particular Portfolio Fund, the Valuation Committee of the Board has approved a fair valuation methodology recommended by management because, among other things, the Portfolio Manager of the Portfolio Fund ceased reporting the Portfolio Fund's net asset value. The value of this Portfolio Fund shown in the Schedule of Investments reflects this valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Valuation Committee determines is warranted.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

ASC 820 (formerly known as Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements), is effective for the Master Fund's financial statements issued after November 15, 2007. ASC 820 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (concluded)

     - Level 3 - Significant unobservable prices or inputs (including the Master Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of September 30, 2009.

                                           LEVEL 1     LEVEL 2      LEVEL 3         TOTAL
                                         -----------   -------   ------------   ------------
Investments in Portfolio Funds            $       --     $--     $101,531,891   $101,531,891
Investments in Cash & Cash Equivalents     7,490,142      --               --      7,490,142
                                          ----------     ---     ------------   ------------
TOTAL                                     $7,490,142     $--     $101,531,891   $109,022,033
                                          ==========     ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                    INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/09                               $ 85,976,321
Realized gain/(loss)                                     (31,125)
Change in unrealized appreciation/(depreciation)       9,876,387
Net purchase/(sales)                                   5,710,308
Net transfers in/and or out of Level 3                        --
                                                    ------------
BALANCE AS OF 9/30/09                               $101,531,891
                                                    ============

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

C. Income Taxes

Counsel to the Master Fund has rendered an opinion that the Master Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Master Fund also has rendered its opinion that, under a "facts and circumstances" test, the Master Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Master Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Master Fund's taxable income or loss.

ASC 740 (formerly known as Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Adoption of ASC 740 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Master Fund adopted the provisions of ASC 740 upon commencement of operations. Based on its analysis, management has determined that the adoption of ASC 740 did not have a material impact to the Master Fund's financial statements upon adoption. However, management's conclusions regarding ASC 740 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

D. Distribution Policy

The Master Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and Cash Equivalents

The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser") serves as the investment adviser of the Master Fund, the Feeder Funds and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the "Master Fund Management Fee"). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. The Adviser also provides office space, telephone services and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes a management fee payable of $197,257.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Master Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Master Fund, as defined by the 1940 Act, receives an annual fee of $2,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

OTHER

SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the "Administration Agreement"). In consideration of such services, the Master Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Master Fund and the other funds in the "Fund Complex" (as defined in the Administration Agreement) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term, three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

SEI Private Trust Company acts as custodian (the "Custodian") for the Master Fund's assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

4. FUND EXPENSES

The Master Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

4. FUND EXPENSES (CONCLUDED)

The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

5. OFFERING COSTS

The Master Fund incurred initial offering costs totaling $28,799 comprised principally of legal costs pertaining to the preparation of the Master Fund's offering documents. These costs were being amortized over the initial twelve-month period through September 30, 2009.

6. MEMBERS' CAPITAL

Unit transactions for the six-month period ended September 30, 2009 were as follows:

Units outstanding at beginning of period   108,873
Units issued                                13,951
Units redeemed                             (16,762)
                                           -------
Units outstanding at end of period         106,062
                                           =======

                     Robeco-Sage Triton Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

7. BORROWINGS

The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Master Fund has established a line of credit agreement with the Societe Generale as of October 2, 2008. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 1.30%. The Master Fund also pays a facility fee based on the size of the line of credit of 0.85% per annum. At September 30, 2009, the Master Fund had no outstanding borrowings.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Master Fund will maintain a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Master Fund (net of any applicable sales load). The Master Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Master Fund. A Member's contribution is used to purchase Units in the Master Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Master Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Master Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Master Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Master Fund of the Units, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Master Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

Net profits or net losses of the Master Fund for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Master Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of the Master Fund's investment.

11. CONCENTRATION OF RISK

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Master Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Master Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONCLUDED)

L. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

M. Credit Risk

The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.

N. Interest Rate Risk

A number of the underlying funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the Net Asset Value of the Master Fund, may fluctuate as interest rates fluctuate.

O. Side Pockets

The Master Fund may participate in side pocket investments, either at the Master Fund's discretion or that of the Portfolio Manager who manages the Portfolio Fund in which the Master Fund invests. A side pocket investment is generally less liquid than others in a Portfolio Fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the Portfolio Managers of their respective Portfolio Funds.

12. INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2009, the Master Fund had purchases of investments of $20,638,996 and sales of investments of $14,928,688.

13. INVESTMENTS

As of September 30, 2009, the Master Fund had investments in forty-four Portfolio Funds, none of which were related parties.

The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Master Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

13. INVESTMENTS (CONTINUED)

not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CREDIT

Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

                     Robeco-Sage Triton Master Fund, L.L.C.
             Notes to Financial Statements (unaudited) (concluded)

14. TENDER OFFER

On September 29, 2009, the Master Fund offered to purchase up to $32,200,000 of Units tendered by Members of the Master Fund at a price equal to the net asset value as of December 31, 2009. In November 2009, the Master Fund accepted tender offer requests of approximately $7,100,000. The final tender amount will be based upon the December 31, 2009 net asset value.

15. SUBSEQUENT EVENTS

On September 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of this guidance did not materially impact the Fund's financial statements.

Subsequent to period end through November 25, 2009, the Master Fund received $2,160,000 of subscriptions.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Triton Master Fund, L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: December 7, 2009


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: December 7, 2009

* Print the name and title of each signing officer under his or her signature.